Financial instruments - Narrative (Details)	12 Months Ended
Dec. 31, 2023 vessel subsidiary charterer
Liberia
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of subsidiaries | subsidiary	12
Liberia | The Bank of China Limited
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of subsidiaries with guarantees | subsidiary	2
Liberia | Agricultural Bank of China
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of subsidiaries with guarantees | subsidiary	10
Vessels benchmark | Supplier concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, vessels successfully delivered	9
Concentration risk, vessels ordered	12
Concentration risk, time charters	6
Concentration risk, time charters, variable rate contracts	5
Revenue benchmark | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, number of charterers | charterer	3
Concentration risk, charter hires, advance payment period	15 days